Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	$ 123	$ 122	$ 91
Liability at the end of the year	19	16
Equity-settled plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	118	118	88
Liability at the end of the year	0	0
Cash-settled plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	5	4	$ 3
Liability at the end of the year	$ 19	$ 16